Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

RELATED PARTY TRANSACTIONS
 Direct employee expenses
We do not directly employ any persons to manage or operate our business. These functions are performed by employees of SemGroup. SemGroup charged us $34.0 million, $13.5 million and $12.1 million during the years ended December 31, 2014, 2013 and 2012, respectively, for direct employee costs, including equity compensation and defined contribution plan benefits described in Note 10 and including amounts related WOT due to the acquisition described in Note 1. These expenses were recorded to operating expenses and to general and administrative expenses in our consolidated statements of income.
Allocated expenses
SemGroup incurs expenses to provide certain indirect corporate general and administrative services to its subsidiaries. Such expenses include employee compensation costs, professional fees and rental fees for office space, among other expenses. The allocation of expenses is determined based on a transfer pricing analysis which is periodically updated. The most recent update occurred in December 2014.
SemGroup charged us $10.7 million, $7.3 million and $6.4 million during the years ended December 31, 2014, 2013 and 2012, respectively, for such allocated costs, including amounts related to WOT due to the acquisition described in Note 1. These expenses were recorded to general and administrative expenses in our consolidated statements of income.
Common control transactions
During 2014 and 2013, we purchased interests in SCPL from SemGroup. See Note 3 for additional information.
NGL Energy Partners LP and subsidiaries (Gavilon, LLC and High Sierra Crude Oil and Marketing, LLC)
For the years ending December 31, 2014, 2013 and 2012, we generated revenues from NGL Energy in the amounts of $400.3 million, $693.2 million and $362.7 million, respectively. For the years ending December 31, 2014, 2013 and 2012, we made purchases of condensate from NGL Energy in the amounts of $437.0 million, $669.4 million and $328.6 million, respectively. We received reimbursements from NGL Energy for certain services in the amount of $168.0 thousand and $182.0 thousand for the years ended December 31, 2014 and 2013, respectively. There were no reimbursements from NGL Energy during the year ended December 31, 2012.
Transactions with NGL Energy and its subsidiaries primarily relate to marketing, storage and transportation services of crude oil, including buy/sell transactions. In accordance with ASC 845-10-15, these transactions were reported as revenue on a net basis in our consolidated statements of income because the purchases of inventory and subsequent sales of the inventory were with the same counterparty. For comparability, prior year amounts above have been revised to include transactions with Gavilon, LLC, which was not affiliated with NGL Energy until December 2013.
SemGas
We purchase condensate from SemGas, L.P. (“SemGas”), which is also a wholly-owned subsidiary of SemGroup. Our purchases from SemGas were $37.9 million, $24.0 million and $10.6 million for the years ended December 31, 2014, 2013 and 2012, respectively.
White Cliffs
We provide storage and management services to White Cliffs. We generated revenues from White Cliffs of $2.9 million, $2.9 million and $2.5 million for the years ended December 31, 2014, 2013 and 2012, respectively. We incurred $3.9 million of cost for the year ended December 31, 2014 related to transportation fees for shipments on White Cliffs.
Glass Mountain Pipeline, LLC
SemGroup holds a 50% interest in Glass Mountain. We incurred $0.8 million of cost for the year ended December 31, 2014 related to transportation fees for shipments on Glass Mountain's pipeline. We received $0.5 million in fees from Glass Mountain for the year ended December 31, 2014 related to support services associated with Glass Mountain's pipeline operations.
 Legal services
The law firm of Conner & Winters, LLP, of which Mark D. Berman is a partner, performs legal services for us. Mr. Berman is the spouse of Candice L. Cheeseman, General Counsel and Secretary. Mr. Berman does not perform any legal services for us. We paid $0.1 million, $0.4 million and $0.6 million in legal fees and related expenses to this law firm during the years ended December 31, 2014, 2013 and 2012, respectively.
Our equity method investee, White Cliffs, paid legal fees and related expenses to this law firm of $0.1 million and $0.2 million during the years ended December 31, 2014 and 2013, respectively.